Capital and Financial Risk Management - Summary of Foreign Currency Risk (Detail) - Foreign currency risk [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of foreign currency risk [Line Items]
Impact on profit before tax (+5%)	€ 149	€ 53	€ 54
Impact on profit before tax (-5%)	149	53	54
Impact on total equity (+5%)	399	291	275
Impact on total equity (-5%)	399	291	275
Impact on financial instruments (+5%)	204	165	146
Impact on financial instruments (-5%)	€ 204	€ 165	€ 146